8. Inventories: Schedule of Inventory, Current (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Inventory, Current
	03/31/2018	03/31/2017

Finished goods	$124,556	$178,892

Inventory	$124,556	$178,892